PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

Property and equipment, at cost, in thousands, consisted of the following as of:

	December 31,
	2013	2012
Land and improvements	$8,209	$8,209
Buildings	105,850	103,869
Telephone and computer equipment	943,076	881,886
Office furniture and equipment	67,606	67,377
Leasehold improvements	109,288	106,021
Construction in progress	46,391	42,511

	$1,280,420	$1,209,873

We lease certain land, buildings and equipment under operating leases which expire at varying dates through December 2029. Rent expense on operating leases was approximately $46.9 million, $49.5 million and $42.5 million for the years ended December 31, 2013, 2012 and 2011, respectively, exclusive of related-party lease expense. On all real estate leases, we pay real estate taxes, insurance and maintenance associated with the leased sites. Certain of the leases offer extension options ranging from month-to-month to five years.

Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more, in thousands, are as follows:

Year Ending December 31,	Non- Related Party Operating Leases	Related Party Operating Lease	Total Operating Leases
2014	$34,062	$365	$34,427
2015	24,316	365	24,681
2016	16,145	365	16,510
2017	10,420	305	10,725
2018	6,866	—	6,866
2019 and thereafter	44,653	—	44,653

Total minimum obligations	$136,462	$1,400	$137,862